Note 6 - Income Taxes (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
		Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	[1]			30.80%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 240,500		$ (77,000)
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%

[1]	The statutory rate for fiscal 2018 is a blended rate due to the Tax Cuts and Jobs Act enacted by the U.S. government on December 22, 2017.